November 2, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BBH Trust (the “Trust”) SEC File No. 811-21829

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 29, 2012.

If you have any questions concerning this filing, please call the undersigned at 617-772-2353.

/s/ Alexander Tikonoff

Alexander Tikonoff

Assistant Secretary of the Trust